Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Purchase Price for Acquisitions Allocated to Fair Value of Net Tangible and Intangible Assets Acquired

The purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

(in thousands):	Dr. Comfort	Circle City	BetterBraces.com	ETI	DJO South Africa	Chattanooga Canada	Empi Canada	DJO Australia
Cash	$59	$—	$—	$817	$—	$59	$29	$912
Accounts receivable	9,187	572	—	3,690	—	423	300	397
Inventory	27,241	1,736	—	2,133	435	261	536	725
Other current assets	2,108	—	—	1,542	—	—	19	12
Property and equipment	2,183	—	—	7,230	310	—	—
Other non-current assets	1,607	—	—	394	—	—	—

Liabilities assumed	(25,965)	(406)	—	(11,485)	—	(2,254)	(1,033)	(1,120)
Identifiable intangible assets (1):
Customer relationships	72,100	3,700	75	13,400	1,103	5,058	2,512	1,614
Technology	7,000	—	1,120	6,000	—	—	—	—
Non-compete	1,200	200	185	1,600	—	253	174	—
Trademarks and trade names	22,200	1,400	50	—	—	—	—	—
Goodwill	138,548	4,469	1,570	21,085	64	3,354	4,902	899

Total purchase price	$257,468	$11,671	$3,000	$46,406	$1,912	$7,154	$7,439	$3,439

(1)	The fair value of customer relationships was assigned to relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges.

The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

The fair value of non-compete agreements was assigned to non-compete agreements entered into with certain executive officers and senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place.

The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)	Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We anticipate future cost savings as a result of the Chattanooga Canada and Empi Canada acquisitions, driven by estimated synergies from operating efficiencies as we combine these businesses with our existing business in Canada. This is the primary reason the purchase prices for Chattanooga Canada and Empi Canada resulted in the recognition of goodwill. We acquired Dr. Comfort to expand our product offerings and increase our addressable market. We also believe there are certain cost reduction synergies that may be realized when certain portions of the Dr. Comfort business are integrated with our existing businesses and as we implement lean principles in Dr. Comfort’s supply chain and distribution activities. We acquired ETI in order to expand our product offerings and vertically integrate into ETI products which we currently acquire from a third party manufacturer. In addition, we believe there are cost reduction synergies to be realized with the implementation of lean manufacturing methodology. Among the factors which resulted in the recognition of goodwill for Circle City were consolidation of warehouse facilities and expected cost savings from reduction of redundant general and administrative expenses. Among the factors which resulted in the recognition of goodwill for BetterBraces.com were expected cost savings resulting from production and distribution efficiencies and from reduction of redundant general and administrative expenses.

Goodwill Arising from Acquisition Allocated to Reportable Segments	The goodwill arising from our 2011 acquisitions was allocated to our reportable segments as follows (in thousands):

December 31, 2011
Bracing and Vascular	$140,656
International	25,016

$165,672

Pro forma Results of Operating Results

These pro forma results are not necessarily indicative of the operating results that would have been achieved had these acquisitions occurred on such date.

	Year Ended December 31,
	2011	2010
Net sales	$1,095,433	$1,070,757

Net loss attributable to DJOFL	$(209,163)	$(94,836)